Schedule of Deferred Tax Assets and Liabilities (Details) (USD $)	9 Months Ended
Dec. 31, 2012
Provision For Income Taxes Schedule Of Deferred Tax Assets And Liabilities 1	$ 12,608,000
Provision For Income Taxes Schedule Of Deferred Tax Assets And Liabilities 2	8,728,000
Provision For Income Taxes Schedule Of Deferred Tax Assets And Liabilities 3	1,532,000
Provision For Income Taxes Schedule Of Deferred Tax Assets And Liabilities 4	1,302,000
Provision For Income Taxes Schedule Of Deferred Tax Assets And Liabilities 5	(3,031,000)
Provision For Income Taxes Schedule Of Deferred Tax Assets And Liabilities 6	(532,000)
Provision For Income Taxes Schedule Of Deferred Tax Assets And Liabilities 7	11,109,000
Provision For Income Taxes Schedule Of Deferred Tax Assets And Liabilities 8	9,498,000
Provision For Income Taxes Schedule Of Deferred Tax Assets And Liabilities 9	(11,109,000)
Provision For Income Taxes Schedule Of Deferred Tax Assets And Liabilities 10	(9,498,000)
Provision For Income Taxes Schedule Of Deferred Tax Assets And Liabilities 11	0
Provision For Income Taxes Schedule Of Deferred Tax Assets And Liabilities 12	$ 0